Stock-based compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-based compensation	Stock-based compensation
On April 17, 2023 at the Annual General Meeting, our shareholders resolved to adopt two long term incentive programs, LTI I 2023 and LTI II 2023 and simultaneously amending our Amended and Restated 2021 Incentive Award Plan (the “Plan”). The amendment to the plan increased the maximum shares of stock available for issuance by 980,000 shares. The 2021 Incentive Award Plan was initially adopted by the company on March 16, 2021, and approved by the shareholders of the Company on March 16, 2021, in connection with approval by the Company’s shareholders of LTI 2021 (the “Original Plan”). The Original Plan was amended and restated on April 7, 2022 at the Annual General Meeting when our shareholders resolved to adopt two long-term incentive programs, LTI I 2022 and LTI II 2022. The principal purpose of the Plan is to attract, retain and motivate selected employees, consultants and directors through the granting of share-based compensation awards and cash-based performance bonus awards. The Company has prior to 2023 filed two registration statements on Form S-8 covering 1,085,900 shares under the Original Plan and an additional 594,403 common shares under the Amended and Restated 2021 Incentive Award Plan. Together with the amendment approved On April 17, 2023 a total of 2,660,303 shares are available for issuance pursuant to a variety of stock-based compensation awards, including stock option and restricted stock unit awards; provided, however, that no more than 2,660,303 additional shares may be issued. Shares available under all plans will, subject to the terms and conditions of the Plan, be issued when the awards under the respective program vest, subject to continued service, over a four-year period from the grant date, and, in case of stock options, upon the option holder exercising the option. The expiration date on stock options awarded under the programs is five years from grant date.

Incentive stock options

In connection with the closing of the initial public offering, the Company granted options to purchase an aggregate of 620,675 common shares out of the Original Plan, of which 442,789 options were granted to certain executive officers and directors, in each case with an exercise price equal to 125% of the initial public offering price of $20.00. During the second quarter of 2022, 107,074 options that had been approved at the Annual General Meeting on April 7, 2022, were awarded to certain executive officers and directors, in each case with an exercise price of $17.39 which is equal to 100% of the share price at grant date. During the second quarter of 2023, 99,480 options that had been approved at the Annual General Meeting on April 17, 2023, were awarded to certain executive officers and directors, in each case with an exercise price of $22.79 which is equal to 100% of the share price at grant date.

Such options shall vest over four years, subject to the terms and conditions of the Plan. The expiration date on the options is five years from grant date.

The share-based compensation cost is calculated according to the following: The employee stock options were granted free of charge and are accounted for as equity-settled share-based payment transactions. Fair value per option at grant date multiplied by the number of outstanding share options multiplied by the number of days passed and divided by the total number of days in the vesting period. To calculate fair value per share option at the grant date, the principles of the Black-Scholes model have been used. The expense associated with these stock options amounted to $0.9 million for the twelve months ended December 31, 2023. The expense associated with these stock options amounted to $1.2 million for the twelve months ended December 31, 2022.

The following table lists the inputs to the Black-Scholes models used for stock options for the years ended December 31, 2023, and 2022.

	2023	2022
Expected volatility (%)	70.6 - 72.5	61.2
Risk-free interest rate (%)	2.4	1.4
Expected life of stock options (years)	3 - 4.5	4
Share price at grant (US$)	22.79	17.39

A summary of stock option activity under the Company's Option Plans relating to awards to certain officers and directors as of December 31, 2023, and changes during the twelve months ended December 31, 2023 and December 31, 2022 , are as follows:

	Outstanding Stock Options	Weighted Average Exercise Price (USD)
Balance as of January 1, 2023	549,863	$23.52
Granted	99,480	22.79
Forfeited	(50,816)	23.95
Balance as of December 31, 2023	598,527	23.36

	Outstanding Stock Options	Weighted Average Exercise Price (USD)
Balance as of January 1, 2022	442,789	$25.00
Granted	107,074	17.39
Forfeited	—	—
Balance as of December 31, 2022	549,863	23.52

Restricted Stock Units

During 2022, 20,458 RSUs that had been approved at the Annual General Meeting on March 16, 2021 were awarded to employees currently employed by Olink under the 2021 Plan. During 2022, 607,866 RSUs that had been approved at the Annual General Meeting on April 7, 2022 were awarded to employees currently employed by Olink under the Plan. During 2023, 754,115 RSUs that had been approved at the Annual General Meeting on April 17, 2023 were awarded to employees currently employed by Olink under the Plan. 1,285,100 RSUs are outstanding as of December 31, 2023, of which 281,064 RSUs to our executive officers. The RSUs are measured based on the fair market value of the underlying ordinary shares on the date of grant. The RSUs will vest during a four-year period and new shares will be issued when the RSU’s vest.

The expense associated with these RSUs amounted to $12.6 million for the twelve months ended December 31, 2023. The expense associated with these RSUs amounted to $9.1 million for the twelve months ended December 31, 2022

The following is a summary of the RSU activity and related information as of December 31, 2023, and changes during the twelve months ended December 31, 2023 and December 31, 2022:

	Outstanding RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of January 1, 2023	847,143	$19.38
Granted	754,115	22.76
Vested	(233,461)	19.84
Forfeited	(82,697)	20.20
Balance as of December 31, 2023	1,285,100	21.23

	Outstanding RSU's	Weighted Average Grant Date Fair Value (USD)
Balance as of January 1, 2022	335,449	$23.75
Granted	628,324	17.66
Vested	(87,664)	23.75
Forfeited	(28,966)	—
Balance as of December 31, 2022	847,143	19.38